CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions		Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents		$ 28,308	¥ 189,976	¥ 199,309
Short-term investments		486	3,262	6,086
Restricted cash and escrow receivables		1,269	8,518	3,417
Investment securities		1,479	9,927	4,815
Prepayments, receivables and other assets		8,730	58,590	43,228
Total current assets		40,272	270,273	256,855
Investment securities		23,407	157,090	38,192
Prepayments, receivables and other assets		4,175	28,018	26,274
Investments in equity investees				139,700
Investments in equity investees		12,584	84,454	79,758
Property and equipment, net		13,713	92,030	66,489
Intangible assets, net		10,173	68,276	27,465
Goodwill		39,477	264,935	162,149
Total assets		143,801	965,076	717,124
Current liabilities:
Current bank borrowings		1,096	7,356	6,028
Current unsecured senior notes		2,251	15,110
Income tax payable		2,635	17,685	13,689
Escrow money payable		1,229	8,250	3,053
Accrued expenses, accounts payable and other liabilities		17,540	117,711	81,165
Merchant deposits		1,604	10,762	9,578
Deferred revenue and customer advances		4,589	30,795	22,297
Total current liabilities		30,944	207,669	135,810
Deferred revenue		219	1,467	993
Deferred tax liabilities		3,355	22,517	19,312
Non-current bank borrowings		5,279	35,427	34,153
Non-current unsecured senior notes		11,385	76,407	85,372
Other liabilities		922	6,187	2,045
Total liabilities		52,104	349,674	277,685
Commitments and contingencies
Mezzanine equity		1,016	6,819	3,001
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2018 and 2019; 20,575,438,744 and 20,696,476,576 shares issued and outstanding as of March 31, 2018 and 2019, respectively	[1]		1	1
Additional paid-in capital		34,537	231,783	186,764
Treasury shares, at cost				(2,233)
Restructuring reserve		(15)	(97)	(361)
Subscription receivables		(7)	(49)	(163)
Statutory reserves		755	5,068	4,378
Accumulated other comprehensive income (loss)
Cumulative translation adjustments		(386)	(2,592)	(3,594)
Unrealized gains on available-for-sale securities, interest rate swaps and others		38	257	8,677
Retained earnings		38,426	257,886	172,353
Total shareholders' equity		73,348	492,257	365,822
Noncontrolling interests		17,333	116,326	70,616
Total equity		90,681	608,583	436,438
Total liabilities, mezzanine equity and equity		$ 143,801	¥ 965,076	¥ 717,124

[1]	Note: Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).